Other financial assets	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Other financial assets
12. Other financial assets

	As at March 31,
	2019		2020
Non-current
Security deposits	₹	1,436	₹	1,581
Interest receivables		1,139		1,139
Finance lease receivables		1,794		2,359
Other deposits		777		802

	₹	5,146	₹	5,881
Current
Security deposits	₹	1,050	₹	1,127
Due from officers and employees		738		1,040
Finance lease receivables		1,618		2,811
Interest receivables		1,789		2,581
Other deposits		33		5
Others		9,383		1,050

	₹	14,611	₹	8,614

	₹	19,757	₹	14,495

Finance lease receivables

Finance lease receivables consist of assets that are leased to customers for a contract term normally ranging 1 to 7 years, with lease payments due in monthly or quarterly installments. Details of finance lease receivables are given below
:

	Minimum lease payments				Present value of minimum lease payment
	As at March 31,
	2019		2020		2019		2020
Not later than one year	₹	1,742	₹	2,986	₹	1,618	₹	2,811
Later than one year but not later than five years		1,813		2,473		1,752		2,359
Later than five years		44		—		42		—

Gross investment in lease		3,599		5,459		3,412		5,170
Less: Unearned finance income		(187)		(289)		—		—

Present value of minimum lease payment receivables	₹	3,412	₹	5,170	₹	3,412	₹	5,170

Non-current finance lease receivables						1,794		2,359
Current finance lease receivables						1,618		2,811